SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
SIGNIFICANT ACCOUNTING POLICIES
Warrant liability decrease	$ 2,594,111	$ 3,512,254	$ 870,499
Long-term debt increase	(173,251)	(209,096)	(244,941)	$ (755,000)	$ (23,000)	$ 0
Interest expense decrease	107,535	71,690	35,845
Accumulated deficit increase	1,808,738	2,691,036	13,437	(141,827,000)	(139,956,000)	(139,555,000)
Additional paid in capital increase	(2,420,860)	(3,303,158)	(625,558)	$ 126,353,000	$ 123,109,000	$ 118,552,000
Change in fair value of warrants during the year	$ 1,701,203	$ 2,619,347	$ 22,408